Convertible Notes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Components of Net Carrying Amount of Convertible Notes

The following table sets forth the net carrying amount of the Convertible Notes:

	June 30, 2019	December 31, 2018
5.00% Convertible Notes	$475,000	$475,000
Unamortized discount	(37,866)	(41,687)
Unamortized transaction costs	(11,734)	(12,946)

Net carrying amount	$425,400	$420,367

The following table sets forth the net carrying amount of the Convertible Notes:

December 31, 2018
5.00% Convertible Senior Notes	$475,000
Unamortized discount	(41,687)
Unamortized transaction costs	(12,946)

Net carrying amount	$420,367

Schedule of Interest Expense Related to Convertible Notes

The following table sets forth total interest expense recognized related to the Convertible Notes:

	Six months ended June 30,
	2019	2018
Contractual coupon interest	$11,875	$—
Amortization of discount	3,821	—
Amortization of transaction costs	1,212	—

Total	$16,908	$—

The following table sets forth total interest expense recognized related to the Convertible Notes:

Year ended December 31, 2018
Contractual coupon interest	$5,302
Amortization of discount	2,152
Amortization of direct issue costs	28

Total	$7,482